Shareholders' Equity - Additional Information (Detail)				1 Months Ended	3 Months Ended														6 Months Ended			12 Months Ended
	Jun. 20, 2017 USD ($) $ / shares shares	May 25, 2016 $ / shares	May 27, 2015 $ / shares	Oct. 31, 2016	Mar. 31, 2018 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2017 $ / shares	Jun. 30, 2017 $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 $ / shares	Dec. 31, 2014 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2008 shares	Dec. 31, 2007	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 € / shares	Jun. 13, 2014 shares	May 20, 2012	May 20, 2011	May 20, 2010	Jan. 22, 2007 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital | €																													€ 1,810,000,000
Common stock, shares authorized						1,200,000,000				1,200,000,000												1,200,000,000	1,200,000,000						1,200,000,000
Preference stock, shares authorized						540,000,000				540,000,000				540,000,000								540,000,000	540,000,000	540,000,000					540,000,000						540,000,000
Common stock, nominal value | € / shares																													€ 1.04	€ 1.04
Common stock, shares issued						911,110,420				911,110,420												911,110,420	911,110,420						911,110,420
Common stock, shares outstanding						896,590,286				883,410,506												896,590,286	883,410,506						896,590,286
Shares issued as a percentage of par value of the preference shares to be issued																																			25.00%
Preference shares outstanding maximum period																												2 years
Expiration extended period of options after date of grant,in years				10 years
Preference share issued						0				0												0	0						0
Acquisition of shares																											29,500,000
Number of common shares authorized to repurchase	18,600,000																														20,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount | $	$ 297,000,000
Transfer of treasury shares to employees under the Company's share based remuneration programs						40,198,271																40,198,271							40,198,271
Transfer of treasury shares to employees under the Company's share based remuneration during the year																						4,897,965
Company owned treasury shares						14,520,134				27,619,914												14,520,134	27,619,914						14,520,134
Total intrinsic value of options exercised | $						$ 1,000,000								$ 1,000,000								$ 1,000,000		$ 1,000,000
Total intrinsic value of options outstanding | $						4,000,000																4,000,000
Fair value of shares vested | $																						38,000,000	$ 42,000,000	35,000,000
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory | $						3,000,000				$ 2,000,000				$ 2,000,000								3,000,000	2,000,000	2,000,000
Total unrecognized compensation cost related to the grant of unvested shares | $						$ 102,000,000																$ 102,000,000
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition																						10 months
Deferred income tax benefit relating to unvested share based compensation expense | $																						$ 3,000,000	$ 2,000,000	$ 2,000,000
Dividends, per share | $ / shares	$ 0.24	$ 0.24	$ 0.40			$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Dividend paid | $										$ 47,000,000	$ 53,000,000	$ 53,000,000		$ 88,000,000	$ 78,000,000	$ 88,000,000				$ 88,000,000	$ 87,000,000
Dividend payable date									2017-03	2016-12			2016-03	2015-12				2014-12					2016-12	2015-12	2014-12
Dividends payable to stockholders | $						$ 60,000,000				$ 59,000,000		$ 9,000,000			$ 9,000,000			$ 87,000,000		$ 9,000,000		60,000,000	$ 59,000,000		$ 87,000,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised | $										$ 1,000,000													$ 1,000,000
Dividend Distribution First Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																						53,000,000
Dividend Distribution Second Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																						53,000,000
Dividend Distribution Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																						47,000,000
Dividend Distribution Remaining Portion of Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																			$ 6,000,000			7,000,000
Dividend Distribution Remaining Portion of Last Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																						$ 53,000,000
Dividend Distribution Fourth Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																			$ 53,000,000
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share | $ / shares					$ 0.06
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																						4,897,965
Vesting schedule for Supervisory Board																						One third of the total number of awards granted
Vesting period of awards																						3 years
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																							$ 5.36	$ 9.78
Supervisory Board 2012 Plan [Member] | Supervisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards are granted at the nominal value of the share | € / shares																													€ 1.04
Employee Plan 2009 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																																36.00%	32.00%	32.00%
Sales Evolution and Operating Income Compared to a Basket of Competitors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of weight to total number of awards granted																							80.00%
Days of Sales Outstanding Compared to the Budget and Return on Net Assets Compared to Budget [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of weight to total number of awards granted																							20.00%
2013 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																						7,095
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																										$ 9.35
2014 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																						11,495
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																									$ 9.35
Employee Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																						$ 9.23
Employee Plan 2014 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to vest																						One third of the awards granted will fully vest
Employee Plan 2014 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																						1,604,200
Employee Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																							$ 7.62
Employee Plan 2015 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																						1,515,261
Employee Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																						$ 16.52
Options expected to vest, options (in shares)						3,478,585																3,478,585							3,478,585
Options expected to vest, options percentage																						100.00%
Employee Plan 2017 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																						1,950
Employee Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																						$ 6.37
Employee Plan 2016 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																						45.00%
Employee Plan 2016 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																						1,717,119